UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21636


              First Trust/Aberdeen Global Opportunity Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




Item 1.  Proxy Voting Record


COMPANY NAME  COUNTRY               PROPONENT             MEETING DATE        MEETING TYPE    RECORD DATE            ISIN
BTA Bank JSC  Kazakhstan            Management            30-Jun-11           Annual          20-May-11              KZ000A0KFFC1


                                                                                           MANAGEMENT             VOTE
ITEM NUMBER   PROPOSAL                                                                     RECOMMENDATION         INSTRUCTION
1             Approve Consolidated Financial Statements                                    For                    For
2             Approve Allocation of Income and Omission of Dividends                       For                    For
3             Approve Board of Directors Report                                            For                    For
4             Ratify Ernst & Young as Auditor                                              For                    For
5             Amend Rules of Redemption of Placed Shares                                   For                    For
6             Approve Results of Shareholders Appeals on Actions of Company                For                    For
              and Its Officials
7             Approve Information on Remuneration of Management Board and                  For                    Against
              Board of Directors
8.1           Approve Early Termination of Powers of Abai Iskandirov and                   For                    For
              Aidan Karibzhanov as Directors
8.2a          Elect Murat Baisynov as Director                                             None                   For
8.2b          Elect Alina Aldambergen as Director                                          None                   For

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                           INCOME FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2011
                           -------------------------

* Print the name and title of each signing officer under his or her signature.